Other financial instruments (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 25, 2022	Dec. 31, 2023
Other Financial Instruments
Sales of produced copper for a 5 year period.	100.00%
Offtake agreement	5 years
Copper concentrate	30,810
Fair value agreement		$ 46,100
Non-cash accumulated gain		$ 2,268